EQUITY - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares year $ / shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2018 shares	Dec. 31, 2017 shares	Mar. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Cash dividends distributed to common shareholders | $ / shares	$ 0.15	$ 0.14
Number of Common Shares Held by the Company	34,000,896	29,188,231	34,000,896	29,188,231	34,000,896	30,569,215	29,188,231	27,846,452
Common equity | $	$ (144,000,000)	$ (237,000,000)	$ (287,000,000)	$ (372,000,000)
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding	1,003,721,096		1,003,721,096			1,006,247,404
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	85,120		85,120
Management Share Option Plan
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement (in shares)			4,500,000
Exercise price, share options granted | $			$ 40.39
Option life, share options granted | year			7.5
Expected volatility, share options granted			16.30%
Weighted average expected dividend yield, annual			1.90%
Risk-free rate			2.80%
Liquidity Discount			25.00%
Management Share Option Plan | Bottom of range
Disclosure of classes of share capital [line items]
Share based compensation, vesting period			5 years
Management Share Option Plan | Top of range
Disclosure of classes of share capital [line items]
Share based compensation, vesting period			10 years
Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Option life, share options granted | year			7.5
Expected volatility, share options granted			16.30%
Share-Based Compensation Arrangement by Share-based Payment Award, Number of Shares Granted			5,800,000
Exercise price, escrowed shares | $ / shares			$ 40.39
Weighted average expected dividend yield, annual			1.90%
Risk-free rate			2.80%
Liquidity Discount			25.00%
Escrowed Stock Plan | Bottom of range
Disclosure of classes of share capital [line items]
Share based compensation, vesting period			5 years
Escrowed Stock Plan | Top of range
Disclosure of classes of share capital [line items]
Share based compensation, vesting period			10 years